Comprehensive Income - Reclassifications from Accumulated Other Comprehensive Loss Amortization of Pension Plan Cost (Detail) - USD ($) $ in Millions		3 Months Ended				12 Months Ended
		Mar. 31, 2017		Mar. 31, 2016		Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Accumulated Defined Benefit Plans Adjustment, Net Actuarial Income
Reclassification Adjustment Out Of Accumulated Other Comprehensive Income [Line Items]
Amortization of pension and other postretirement benefits plan cost: Reclassifications before tax		$ 0.5	[1]	$ (0.2)	[1]	$ 0.7	[2]	$ 36.4	[2]	$ 29.1	[2]
Adjustment for Net Periodic Pension Plan and Other Postretirement Benefits Plan Cost
Reclassification Adjustment Out Of Accumulated Other Comprehensive Income [Line Items]
Amortization of pension and other postretirement benefits plan cost: Reclassifications before tax		0.5		(0.2)		0.7		36.4		124.8
Income tax expense		0.1		0.0		0.3		14.6		50.2
Reclassifications, net of tax		$ 0.4		$ (0.2)		0.4		21.8		74.6
Accumulated Defined Benefit Plans Adjustment, Settlements
Reclassification Adjustment Out Of Accumulated Other Comprehensive Income [Line Items]
Amortization of pension and other postretirement benefits plan cost: Reclassifications before tax	[2]					$ 0.0		$ 0.0		$ 95.7

[1]	These accumulated other comprehensive loss components are included in the calculation of net periodic pension and other postretirement benefits plan (income) expense, a component of which was allocated to Donnelley Financial in periods prior to the Separation, and recognized in cost of sales and selling, general and administrative expenses in the unaudited condensed consolidated and combined statements of operations (see Note 5, Retirement Plans).
[2]	These accumulated other comprehensive (loss) income components are included in the calculation of net periodic pension and other postretirement benefits plan (income) expense, a component of which was allocated to Donnelley Financial in periods prior to the Separation, and recognized in cost of sales and selling, general and administrative expenses in the consolidated and combined statements of operations (see Note 11, Retirement Plans).